Schedule of Income Taxes Paid (Details) - Eos SENOLYTIXS Inc [Member] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
U.S. Federal
U.S. State
Foreign
Total Income Taxes Paid